Commitments and Contingencies - Schedule of Future Minimum Annual Lease Payments (Details)	Jul. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 106,000
2020	45,000
Future minimum annual lease payments	$ 151,000